Related Party Transactions	3 Months Ended
Jul. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 4 – RELATED PARTY TRANSACTIONS

During the year ended April 30, 2013, the Company’s former sole director loaned the company $3,800 for general operating expenses. During the year ended April 30, 2014, he loaned the Company an additional $2,200. The loans were unsecured, and non-interest bearing. In April 2014, this loan was forgiven and credited to additional paid in capital.

During the three months ended July 31, 2014, the CEO advanced the Company $14,300 to pay for legal and auditing fees. The advances are unsecured, non-interest bearing and due on demand.